SEGMENT INFORMATION - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Cost of sales	(30,236,061)	(28,549,896)	(30,556,819)
Gross profit	13,714,681	10,918,601	8,765,967
Selling expenses	(1,575,890)	(1,350,570)	(1,276,279)
General and administrative expenses	(2,845,282)	(2,527,974)	(1,758,067)
Other operating income (expenses), net	1,549,834	3,924,377	1,752,222
Impairment	(3,155,400)
Impairment in associate	(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	1,719,031	350,399	418,897
Interest in earnings (losses) of joint ventures	(1,229,980)	1,695,945	(92,179)
Financial result, net	(8,749,717)	(7,897,027)	(5,157,936)
Finance expenses	(7,637,116)	(11,337,430)	(4,706,535)
Financial income	2,655,899	3,028,134	5,777,521
Foreign exchange, net	(5,741,359)	1,777,438	260,746
Derivatives	1,972,859	(1,365,169)	(6,489,668)
Income taxes	(3,190,522)	(274,426)	118,404
Profit (loss) for the year from continuing operations	(8,435,641)	4,839,325	2,771,029
Profit for the year from discontinued operations, net of tax	273,875	45,419	49,846
Profit (loss) for the year	(8,161,766)	4,884,744	2,820,875
Profit (loss) attributable to:
Owners of the Company	(9,423,795)	1,094,391	1,176,032
Non-controlling interests	1,262,029	3,790,353	1,644,843
Profit (loss) for the year	(8,161,766)	4,884,744	2,820,875
Other select data
Depreciation and amortization	3,868,583	3,364,943	3,014,480
EBITDA	7,647,056	16,421,140	10,874,887
Additions to fixed assets, intangible assets and contract assets	7,834,521	6,267,962	4,531,374
Reconciliation of EBITDA
Profit (loss) for the year	(8,161,766)	4,884,744	2,820,875
Income taxes	3,190,522	274,426	(118,404)
Financial result, net	8,749,717	7,897,027	5,157,936
Depreciation and amortization	3,868,583	3,364,943	3,014,480
EBITDA	7,647,056	16,421,140	10,874,887
Compass [member]
Disclosure of operating segments [line items]
Financial result, net	(854,169)
Reconciliation of EBITDA
Financial result, net	854,169
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Net sales	251,198,776	221,693,298	244,293,722
Cost of sales	(237,636,637)	(202,926,764)	(233,658,136)
Gross profit	13,562,139	18,766,534	10,635,586
Selling expenses	(6,634,623)	(5,773,538)	(5,148,014)
General and administrative expenses	(3,020,473)	(2,815,532)	(2,425,318)
Other operating income (expenses), net	2,029,354	1,968,248	283,606
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	(235,631)	(219,896)	(119,338)
Interest in earnings (losses) of joint ventures
Financial result, net	(7,273,308)	(5,962,849)	(4,105,064)
Finance expenses	(4,741,898)	(6,241,261)	(3,010,398)
Financial income	995,444	797,560	811,948
Foreign exchange, net	(4,974,022)	1,240,924	963,060
Derivatives	1,447,168	(1,760,072)	(2,869,674)
Income taxes	(1,102,531)	(1,936,598)	864,710
Profit (loss) for the year from continuing operations	(2,675,073)	4,026,369	(13,832)
Profit for the year from discontinued operations, net of tax
Profit (loss) for the year	(2,675,073)	4,026,369	(13,832)
Profit (loss) attributable to:
Owners of the Company	(2,732,286)	3,863,605	(66,054)
Non-controlling interests	57,213	162,764	52,222
Profit (loss) for the year	(2,675,073)	4,026,369	(13,832)
Other select data
Depreciation and amortization	10,036,600	8,071,288	9,297,498
EBITDA	15,737,366	19,997,104	12,524,020
Additions to fixed assets, intangible assets and contract assets	12,349,347	11,396,056	9,339,898
Reconciliation of EBITDA
Profit (loss) for the year	(2,675,073)	4,026,369	(13,832)
Income taxes	1,102,531	1,936,598	(864,710)
Financial result, net	7,273,308	5,962,849	4,105,064
Depreciation and amortization	10,036,600	8,071,288	9,297,498
EBITDA	15,737,366	19,997,104	12,524,020
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Net sales	18,383,448	17,767,327	19,719,205
Cost of sales	(14,706,965)	(14,256,031)	(16,364,835)
Gross profit	3,676,483	3,511,296	3,354,370
Selling expenses	(195,472)	(164,399)	(163,256)
General and administrative expenses	(818,420)	(788,015)	(563,466)
Other operating income (expenses), net	858,402	607,226	(91,905)
Impairment	(6,155)
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	154,487	178,978	98,033
Interest in earnings (losses) of joint ventures
Financial result, net	(854,169)	(730,954)	(377,136)
Finance expenses	(1,587,619)	(1,658,582)	(1,291,850)
Financial income	977,905	1,283,024	898,100
Foreign exchange, net	(578,412)	152,592	102,655
Derivatives	333,957	(507,988)	(86,041)
Income taxes	(966,578)	(859,311)	(329,185)
Profit (loss) for the year from continuing operations	1,848,578	1,754,821	1,927,455
Profit for the year from discontinued operations, net of tax	273,875	45,419	49,846
Profit (loss) for the year	2,122,453	1,800,240	1,977,301
Profit (loss) attributable to:
Owners of the Company	1,730,597	1,410,630	1,834,528
Non-controlling interests	391,856	389,610	142,773
Profit (loss) for the year	2,122,453	1,800,240	1,977,301
Other select data
Depreciation and amortization	1,088,610	899,635	776,248
EBITDA	5,031,810	4,290,140	3,459,870
Additions to fixed assets, intangible assets and contract assets	2,135,908	2,317,889	1,659,202
Reconciliation of EBITDA
Profit (loss) for the year	2,122,453	1,800,240	1,977,301
Income taxes	966,578	859,311	329,185
Financial result, net	854,169	730,954	377,136
Depreciation and amortization	1,088,610	899,635	776,248
EBITDA	5,031,810	4,290,140	3,459,870
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Net sales	10,248,369	10,078,626	8,980,077
Cost of sales	(7,309,994)	(7,359,606)	(6,990,171)
Gross profit	2,938,375	2,719,020	1,989,906
Selling expenses	(1,331,412)	(1,144,957)	(1,072,488)
General and administrative expenses	(921,196)	(645,634)	(347,591)
Other operating income (expenses), net	84,081	(336)	29,002
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates
Interest in earnings (losses) of joint ventures
Financial result, net	(181,139)	(319,136)	(101,872)
Finance expenses	(182,407)	(242,751)	(114,249)
Financial income	129,175	116,408	75,817
Foreign exchange, net	(212,224)	(155,618)	(15,394)
Derivatives	84,317	(37,175)	(48,046)
Income taxes	(194,579)	(332,090)	(10,062)
Profit (loss) for the year from continuing operations	394,130	276,867	486,895
Profit for the year from discontinued operations, net of tax
Profit (loss) for the year	394,130	276,867	486,895
Profit (loss) attributable to:
Owners of the Company	275,921	193,888	340,914
Non-controlling interests	118,209	82,979	145,981
Profit (loss) for the year	394,130	276,867	486,895
Other select data
Depreciation and amortization	460,391	273,772	251,886
EBITDA	1,230,239	1,201,865	850,715
Additions to fixed assets, intangible assets and contract assets	186,040	177,971	109,263
Reconciliation of EBITDA
Profit (loss) for the year	394,130	276,867	486,895
Income taxes	194,579	332,090	10,062
Financial result, net	181,139	319,136	101,872
Depreciation and amortization	460,391	273,772	251,886
EBITDA	1,230,239	1,201,865	850,715
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Net sales	13,936,389	10,937,716	9,841,508
Cost of sales	(7,533,536)	(6,838,433)	(6,695,147)
Gross profit	6,402,853	4,099,283	3,146,361
Selling expenses	(49,006)	(40,658)	(30,619)
General and administrative expenses	(661,678)	(559,973)	(468,574)
Other operating income (expenses), net	(146,740)	(100,780)	348,543
Impairment	(3,149,245)
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	40,348	75,333	40,462
Interest in earnings (losses) of joint ventures	(7,445)	1,266
Financial result, net	(2,577,844)	(2,555,382)	(2,329,035)
Finance expenses	(3,242,246)	(3,621,093)	(1,521,478)
Financial income	1,102,136	1,190,685	1,108,620
Foreign exchange, net	(1,455,848)	368,259	374,859
Derivatives	1,018,114	(493,233)	(2,291,036)
Income taxes	(800,485)	(197,174)	(193,116)
Profit (loss) for the year from continuing operations	(949,242)	721,915	514,022
Profit for the year from discontinued operations, net of tax
Profit (loss) for the year	(949,242)	721,915	514,022
Profit (loss) attributable to:
Owners of the Company	(291,680)	218,886	156,380
Non-controlling interests	(657,562)	503,029	357,642
Profit (loss) for the year	(949,242)	721,915	514,022
Other select data
Depreciation and amortization	2,303,380	2,175,834	1,966,945
EBITDA	4,732,467	5,650,305	5,003,118
Additions to fixed assets, intangible assets and contract assets	5,492,724	3,689,877	2,717,745
Reconciliation of EBITDA
Profit (loss) for the year	(949,242)	721,915	514,022
Income taxes	800,485	197,174	193,116
Financial result, net	2,577,844	2,555,382	2,329,035
Depreciation and amortization	2,303,380	2,175,834	1,966,945
EBITDA	4,732,467	5,650,305	5,003,118
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Net sales	1,441,809	743,411	834,616
Cost of sales	(746,956)	(153,470)	(560,274)
Gross profit	694,853	589,941	274,342
Selling expenses
General and administrative expenses	(73,201)	(74,355)	(45,535)
Other operating income (expenses), net	1,265,098	2,253,803	1,302,442
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	21,531	20,015	20,799
Interest in earnings (losses) of joint ventures
Financial result, net	27,756	30,798	4,106
Finance expenses	(27,130)	(6,776)	(3,550)
Financial income	54,886	37,577	7,656
Foreign exchange, net		(3)
Derivatives
Income taxes	(130,285)	(147,636)	(74,915)
Profit (loss) for the year from continuing operations	1,805,752	2,672,566	1,481,239
Profit for the year from discontinued operations, net of tax
Profit (loss) for the year	1,805,752	2,672,566	1,481,239
Profit (loss) attributable to:
Owners of the Company	532,950	768,162	749,840
Non-controlling interests	1,272,802	1,904,404	731,399
Profit (loss) for the year	1,805,752	2,672,566	1,481,239
Other select data
Depreciation and amortization	273	275	238
EBITDA	1,908,554	2,789,679	1,552,286
Additions to fixed assets, intangible assets and contract assets	6,414	39,892	19,212
Reconciliation of EBITDA
Profit (loss) for the year	1,805,752	2,672,566	1,481,239
Income taxes	130,285	147,636	74,915
Financial result, net	(27,756)	(30,798)	(4,106)
Depreciation and amortization	273	275	238
EBITDA	1,908,554	2,789,679	1,552,286
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Net sales	2,160	2,709	10,416
Cost of sales	(43)	(3,648)	(9,428)
Gross profit	2,117	(939)	988
Selling expenses		(556)	(9,916)
General and administrative expenses	(370,787)	(459,997)	(332,901)
Other operating income (expenses), net	(511,007)	1,164,464	164,140
Impairment
Impairment in associate	(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	3,509,443	2,647,255	3,109,119
Interest in earnings (losses) of joint ventures	(1,222,535)	1,694,679	(92,179)
Financial result, net	(5,164,321)	(4,322,353)	(2,353,999)
Finance expenses	(2,597,714)	(5,808,228)	(1,775,408)
Financial income	391,797	400,440	3,687,328
Foreign exchange, net	(3,494,875)	1,412,208	(201,374)
Derivatives	536,471	(326,773)	(4,064,545)
Income taxes	(1,098,595)	1,261,785	725,682
Profit (loss) for the year from continuing operations	(9,528,081)	1,984,338	1,210,934
Profit for the year from discontinued operations, net of tax	241,010	20,384	17,180
Profit (loss) for the year	(9,287,071)	2,004,722	1,228,114
Profit (loss) attributable to:
Owners of the Company	(9,423,795)	1,094,391	961,066
Non-controlling interests	136,724	910,331	267,048
Profit (loss) for the year	(9,287,071)	2,004,722	1,228,114
Other select data
Depreciation and amortization	15,929	15,427	19,163
EBITDA	(3,008,226)	5,080,717	2,875,594
Additions to fixed assets, intangible assets and contract assets	13,435	42,333	25,952
Reconciliation of EBITDA
Profit (loss) for the year	(9,287,071)	2,004,722	1,228,114
Income taxes	1,098,595	(1,261,785)	(725,682)
Financial result, net	5,164,321	4,322,353	2,353,999
Depreciation and amortization	15,929	15,427	19,163
EBITDA	(3,008,226)	5,080,717	2,875,594
Deconsolidation of joint venture [member]
Disclosure of operating segments [line items]
Net sales	(251,198,776)	(221,693,298)	(244,293,722)
Cost of sales	237,636,637	202,926,764	233,658,136
Gross profit	(13,562,139)	(18,766,534)	(10,635,586)
Selling expenses	6,634,623	5,773,538	5,148,014
General and administrative expenses	3,020,473	2,815,532	2,425,318
Other operating income (expenses), net	(2,029,354)	(1,968,248)	(283,606)
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	235,631	219,896	119,338
Interest in earnings (losses) of joint ventures
Financial result, net	7,273,308	5,962,849	4,105,064
Finance expenses	4,741,898	6,241,261	3,010,398
Financial income	(995,444)	(797,560)	(811,948)
Foreign exchange, net	4,974,022	(1,240,924)	(963,060)
Derivatives	(1,447,168)	1,760,072	2,869,674
Income taxes	1,102,531	1,936,598	(864,710)
Profit (loss) for the year from continuing operations	2,675,073	(4,026,369)	13,832
Profit for the year from discontinued operations, net of tax
Profit (loss) for the year	2,675,073	(4,026,369)	13,832
Profit (loss) attributable to:
Owners of the Company	2,732,286	(3,863,605)	66,054
Non-controlling interests	(57,213)	(162,764)	(52,222)
Profit (loss) for the year	2,675,073	(4,026,369)	13,832
Other select data
Depreciation and amortization	(10,036,600)	(8,071,288)	(9,297,498)
EBITDA	(15,737,366)	(19,997,104)	(12,524,020)
Additions to fixed assets, intangible assets and contract assets	(12,349,347)	(11,396,056)	(9,339,898)
Reconciliation of EBITDA
Profit (loss) for the year	2,675,073	(4,026,369)	13,832
Income taxes	(1,102,531)	(1,936,598)	864,710
Financial result, net	(7,273,308)	(5,962,849)	(4,105,064)
Depreciation and amortization	(10,036,600)	(8,071,288)	(9,297,498)
EBITDA	(15,737,366)	(19,997,104)	(12,524,020)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net sales	(61,433)	(61,292)	(63,036)
Cost of sales	61,433	61,292	63,036
Gross profit
Selling expenses
General and administrative expenses
Other operating income (expenses), net
Impairment
Impairment in associate
Interest in earnings (losses) of subsidiaries and associates	(2,006,778)	(2,571,182)	(2,849,516)
Interest in earnings (losses) of joint ventures
Financial result, net
Finance expenses
Financial income
Foreign exchange, net
Derivatives
Income taxes
Profit (loss) for the year from continuing operations	(2,006,778)	(2,571,182)	(2,849,516)
Profit for the year from discontinued operations, net of tax	(241,010)	(20,384)	(17,180)
Profit (loss) for the year	(2,247,788)	(2,591,566)	(2,866,696)
Profit (loss) attributable to:
Owners of the Company	(2,247,788)	(2,591,566)	(2,866,696)
Non-controlling interests
Profit (loss) for the year	(2,247,788)	(2,591,566)	(2,866,696)
Other select data
Depreciation and amortization
EBITDA	(2,247,788)	(2,591,566)	(2,866,696)
Additions to fixed assets, intangible assets and contract assets
Reconciliation of EBITDA
Profit (loss) for the year	(2,247,788)	(2,591,566)	(2,866,696)
Income taxes
Financial result, net
Depreciation and amortization
EBITDA	R$ (2,247,788)	R$ (2,591,566)	R$ (2,866,696)